RESTRICTED CASH, CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
RESTRICTED CASH, CASH AND CASH EQUIVALENTS	RESTRICTED CASH, CASH AND CASH EQUIVALENTS

Amounts in $ ‘000	2023	2022
Restricted cash (non-current)	1,528	1,099
Restricted cash (current)	—	213
Cash and cash equivalents	61,741	207,342
Total restricted cash, cash and cash equivalents	63,269	208,654
Cash and cash equivalents comprises of cash and short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, except for restricted cash, which amounts to $1.5 million and $1.3 million in 2023 and 2022 respectively. Restricted cash includes a deposit for rent which is considered long-term.
For purposes of the cash flow statement restricted cash and marketable securities are not considered as ''cash and cash equivalents''.